File No. 333-19067

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

          The First Trust Special Situations Trust 182
         AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
                            AMERICAN
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 28, 2000
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
                                658,343 UNITS


PROSPECTUS
Part One
Dated April 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The America's Leading Brands Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies considered to be leaders in their industries. At March 16, 2000, each Unit represented a 1/658,343 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2000, the Public Offering Price per Unit was $14.906 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        658,343
Fractional Undivided Interest in the Trust per Unit                  1/658,343
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $9,496,368
  Aggregate Value of Securities per Unit                               $14.425
  Income and Principal cash in the Portfolio                           $23,127
  Income and Principal cash per Unit                                     $.035
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.446
  Public Offering Price per Unit                                       $14.906
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.446 less than the Public Offering Price
    per Unit)                                                          $14.460

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $6,817 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
America's Leading Brands Growth Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1 as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1 at December 31, 1999, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 7, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1999


                                    ASSETS

Securities, at market value (cost, $7,980,399)
  (Note 1)                                                       $12,548,671
Receivable from investment transactions                               94,618
Dividends receivable                                                  13,131
Unamortized deferred organization and offering costs                  13,915
                                                                 ___________
                                                                  12,670,335

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,025
Cash overdraft                                                        11,203
Unit redemptions payable                                              93,197
                                                                  __________
                                                                     105,425
                                                                  __________

Net assets, applicable to 788,809 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $7,980,399
  Net unrealized appreciation (Note 2)                4,568,272
  Distributable funds                                   663,935
  Less deferred sales charges paid (Note 3)           (647,696)
                                                     __________

                                                                 $12,564,910
                                                                 ===========

Net asset value per unit                                             $15.929
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Apparel Manufacturers
     13,046 (1)     Tommy Hilfiger Corporation                        $304,141
                    Beverages
      5,409         Coca-Cola Company                                  315,074
     10,290         PepsiCo, Inc.                                      362,723
                    Entertainment
     13,172         The Walt Disney Company                            385,281
                    Food
      7,700         H.J. Heinz Company                                 306,560
     16,225         Sara Lee Corporation                               357,972
     16,627 (2)     Tootsie Roll Industries, Inc.                      547,660
                    Household Products
     11,914 (1)     Clorox Company                                     600,168
     13,118 (1)     Colgate-Palmolive Company                          852,670
      5,481         Procter & Gamble Company                           600,515
     12,188         Ralston Purina Company                             339,741
                    Medical Supplies
      5,881         Johnson & Johnson                                  547,668
                    Pharmaceuticals
      9,731         American Home Products Corporation                 383,771
     10,404 (1)     Bristol-Myers Squibb Company                       667,812
     17,540         Schering-Plough Corporation                        739,978
                    Recreation
     10,627         Callaway Golf Company                              187,970
     18,836         Carnival Corporation.                              900,606
     13,930         Harley-Davidson, Inc.                              892,398
                    Restaurant
     13,611 (1)     McDonald's Corporation                             548,700
     18,468 (3)     Outback Steakhouse, Inc.                           479,023
                    Retail
     34,696 (3)     Gap, Inc.                                        1,596,016
                    Tobacco
      7,926         Philip Morris Companies Inc.                       183,788
                    Toiletries/Cosmetics
      7,533         The Gillette Company                               310,269
                    Toys
     10,527         Mattel, Inc.                                       138,167
                                                                   ___________

                    Total investments                              $12,548,671
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                              December 31, 1999



(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a 3% stock dividend.

(3)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividends                                  $154,212     194,485      240,989

Expenses:
  Trustee's fees and related expenses      (13,591)    (25,598)     (15,293)
  Evaluator's fees                          (2,922)     (4,198)      (4,111)
  Supervisory fees                          (3,129)     (5,361)      (5,059)
  Administrative fees                         (894)     (1,532)      (1,459)
  Amortization of organization and
    offering costs                          (6,817)     (6,817)      (6,537)
                                        ____________________________________
  Total expenses                           (27,353)    (43,506)     (32,459)
                                        ____________________________________
    Investment income - net                 126,859     150,979      208,530

Net gain (loss) on investments:
  Net realized gain (loss)                1,287,202   1,851,992      490,935
  Change in net unrealized
    appreciation or depreciation        (1,741,313)   2,652,464    3,657,121
                                        ____________________________________
                                          (454,111)   4,504,456    4,148,056
                                        ____________________________________
Net increase (decrease) in net
  assets resulting from operations       $(327,252)   4,655,435    4,356,586
                                        ====================================

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                  $126,859     150,979      208,530
  Net realized gain (loss) on
    investments                           1,287,202   1,851,992      490,935
  Change in net unrealized
    appreciation or depreciation
    on investments                      (1,741,313)   2,652,464    3,657,121
                                       _____________________________________
                                          (327,252)   4,655,435    4,356,586

Units issued (1,835,578 units in
  1997, net of deferred sales
  charges of $642,455)                            -           -   18,918,563
Units redeemed (232,092, 544,908 and
  284,744 units in 1999, 1998 and
  1997, respectively)                   (3,865,758) (7,481,268)  (3,406,616)

Distributions to unit holders:
  Investment income - net                 (120,217)   (142,165)    (165,414)
  Principal from investment
    transactions                                  -           -            -
                                       _____________________________________
                                          (120,217)   (142,165)    (165,414)
                                       _____________________________________
Total increase (decrease) in net assets (4,313,227) (2,967,998)   19,703,119

Net assets:
  At the beginning of the period
    (representing 1,020,901, 1,565,809
    and 14,975 units outstanding at
    December 31, 1998 and 1997 and
    January 16, 1997, respectively)      16,878,137  19,846,135      143,016
                                       _____________________________________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $663,935, $665,831
    and $678,636 at December 31, 1999,
    1998 and 1997, respectively)        $12,564,910  16,878,137   19,846,135
                                       =====================================

Trust units outstanding at the end of
  the period                                788,809   1,020,901    1,565,809

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $34,086, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1999 follows:

               Unrealized appreciation                         $5,086,600
               Unrealized depreciation                          (518,328)
                                                               __________

                                                               $4,568,272
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividend income                             $.173         .152         .173
Expenses                                    (.031)       (.034)       (.023)
                                          ________________________________
    Investment income - net                  .142         .118         .150

Distributions to unit holders:
  Investment income - net                   (.143)      (1.22)        (.103)
  Principal from investment transactions        -           -             -

Net gain (loss) on investments              (.603)       3.862        3.078
                                          ________________________________
    Total increase (decrease) in net
      assets                                (.604)       3.858        3.125

Net assets:
  Beginning of the period                  16.533       12.675        9.550
                                          ________________________________

  End of the period                       $15.929       16.533       12.675
                                          ================================


Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period (894,078, 1,276,474 and 1,388,422 units in 1999, 1998 and 1997, respectively). Distributions to unit holders of Investment income - net reflects the trust's actual distributions of approximately $.065 per unit to 892,426 units on June 30, 1999, approximately $.078 per unit to 801,119 units on December 31, 1999, approximately $.060 per unit to 1,284,861 units on June 30, 1998, approximately $.062 per unit to 1,045,161 units on December 31, 1998, approximately $.042 per unit to 1,604,999 units on June 30, 1997 and approximately $.061 per unit to 1,591,880 units on December 31, 1997. The Net gain (loss) on investments per unit during the period ended December 31, 1997 includes the effects of changes arising from issuance of 1,835,578 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,975 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2
                                658,958 UNITS

PROSPECTUS
Part One
Dated April 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three

The Trust

The American Financial Services Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued primarily by financial services companies. At March 16, 2000, each Unit represented a 1/658,958 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2000, the Public Offering Price per Unit was $13.434 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        658,958
Fractional Undivided Interest in the Trust per Unit                  1/658,958
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $8,529,612
  Aggregate Value of Securities per Unit                               $12.944
  Income and Principal cash in the Portfolio                           $59,069
  Income and Principal cash per Unit                                     $.090
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.400
  Public Offering Price per Unit                                       $13.434
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.400 less than the Public Offering Price per Unit)          $13.034


Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Financial Services Growth Trust, Series 2

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, American Financial Services Growth Trust, Series 2 as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Financial Services Growth Trust, Series 2 at December 31, 1999, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with accounting principles generally accepted in the United States.




                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 7, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1999


                                    ASSETS

Securities, at market value (cost, $7,135,963)
  (Note 1)                                                        $9,623,053
Receivable from investment transactions                               12,958
Dividends receivable                                                  24,856
Cash
569
Unamortized deferred organization and offering costs                  11,033
                                                                  __________
                                                                   9,672,469

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      939
Unit redemptions payable                                              15,684
                                                                  __________
                                                                      16,623
                                                                  __________
Net assets, applicable to 719,986 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $7,135,963
  Net unrealized appreciation (Note 2)                2,487,090
  Distributable funds                                   811,852
  Less deferred sales charges paid (Note 3)           (779,059)
                                                     __________

                                                                  $9,655,846
                                                                  ==========

Net asset value per unit                                             $13.411
                                                                  ==========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1999


   Number of
     Shares         Name of Issuer of Equity Securities

                    Credit Cards
      5,612         Advanta Corporation                               $102,419
     18,042         Bank One Corporation                               578,481
     24,826 (1)     Capital One Financial Corporation                1,196,315
     20,840         MBNA Corporation                                   567,890
                    Major Regional Banks
     22,884 (1)     Firstar Corporation                                483,425
      6,777         First Union Corporation                            222,374
     13,729 (2)     Northern Trust Corporation                         727,637
     10,293         Regions Financial Corporation                      258,612
     11,229         SouthTrust Corporation                             424,602
     12,074         Wells Fargo Company                                488,248
                    Money Center Banks
     11,066         BankAmerica Corporation                            555,380
      9,892 (3)     CitiGroup, Inc.                                    549,629
                    Mortgage Finance
      9,204         Countrywide Credit Industries, Inc.                232,401
                    Regional and Local Banks/Thrifts
     10,680         Associated Bancorporation                          365,790
     30,963         Anchor Bancorp Wisconsin, Inc.                     468,315
     14,633 (4)     Charter One Financial, Inc.                        279,856
     12,562 (4)     Commerce Bancorp, Inc.                             507,982
     36,349 (5)     Republic Bancorp, Inc.                             441,313
     33,453 (6)     Roslyn Bancorp, Inc.                               618,881
      6,291         Wachovia Corporation                               427,788
                    Specialty Finance
      7,033         Conseco, Inc.                                      125,715
                                                                    __________

                    Total investments                               $9,623,053
                                                                    ==========


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                              December 31, 1999


(1)   The number of shares reflects the effect of a three for one stock split.

(2)   The number of shares reflects the effect of a two for one stock split.

(3)   The number of shares reflects the effect of a three for two stock split.

(4)   The number of shares reflects the effect of a 5% stock dividend.

(5) In May 1999, D&N Financial Corporation (D&N), one of the Trust's original holdings, was acquired by Republic Bancorp, Inc. (Republic). Each shareholder of D&N received 1.82 shares of Republic for each share of D&N held. Republic effected a 10% stock dividend subsequent to the acquisition.

(6) In February 1999, TR Financial Corporation (TR), one of the Trust's original holdings, was acquired by Roslyn Bancorp, Inc. (Roslyn). Each shareholder of TR received 2.05 shares of Roslyn for each share of TR held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividends                                  $248,444     312,636      395,742

Expenses:
  Trustee's fees and related expenses      (13,100)    (25,618)     (18,466)
  Evaluator's fees                          (2,780)     (4,158)      (5,160)
  Supervisory fees                          (2,961)     (5,308)      (6,395)
  Administrative fees                         (846)     (1,516)      (1,842)
  Amortization of organization and
    offering costs                          (5,406)     (5,406)      (5,184)
                                       _____________________________________
    Total expenses                         (25,093)    (42,006)     (37,047)
                                       _____________________________________
    Investment income - net                 223,351     270,630      358,695

Net gain (loss) on investments:
  Net realized gain (loss)                1,399,406   1,528,522    1,942,573
  Change in net unrealized
    appreciation or depreciation        (2,847,935)     336,387    4,998,638
                                       _____________________________________
                                        (1,448,529)   1,864,909    6,941,211
                                       _____________________________________

Net increase (decrease) in net
  assets resulting from operations     $(1,225,178)   2,135,539    7,299,906
                                       =====================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                  $223,351     270,630      358,695
  Net realized gain (loss) on
    investments                           1,399,406   1,528,522    1,942,573
  Change in net unrealized appreciation
    or depreciation on investments      (2,847,935)     336,387    4,998,638
                                        ____________________________________
                                        (1,225,178)   2,135,539    7,299,906

Units issued (2,210,866 units in 1997,
  net of deferred sales charges of
  $773,803)                                       -           -   22,193,964
Units redeemed (280,071, 559,552 and
  666,273 units in 1999, 1998 and
  1997, respectively)                   (4,164,737) (7,855,234)  (8,119,411)

Distributions to unit holders:
  Investment income - net                 (208,689)   (236,455)    (282,562)
  Principal from investment transactions          -           -     (24,700)
                                        ____________________________________
                                          (208,689)   (236,455)    (307,262)
                                        ____________________________________
Total increase (decrease) in net assets (5,598,604) (5,956,150)   21,067,197

Net assets:
  At the beginning of the period
    (representing 1,000,057, 1,559,609
    and 15,016 units outstanding at
    December 31, 1998 and 1997 and
    January 16, 1997, respectively)      15,254,450  21,210,600      143,403
                                        ____________________________________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $811,852, $811,879
    and $815,621 at December 31, 1999,
    1998 and 1997, respectively)         $9,655,846  15,254,450   21,210,600
                                        ====================================

Trust units outstanding at the end
  of the period                             719,986   1,000,057    1,559,609


    See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1999 follows:

          Unrealized appreciation                                $3,066,361
          Unrealized depreciation                                 (579,271)
                                                                 __________
                                                                 $2,487,090
                                                                 ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five month period ending on December 31, 1997, plus an initial sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividend income                             $.294         .254         .236
Expenses                                    (.030)       (.034)       (.022)
                                          ________________________________
    Investment income - net                  .264         .220         .214

Distributions to unit holders:
  Investment income - net                   (.268)       (.208)       (.162)
  Principal from investment transactions        -            -        (.026)

Net gain (loss) on investments             (1.839)       1.642        4.024
                                          ________________________________
    Total increase (decrease) in
      net assets                           (1.843)       1.654        4.050

Net assets:
  Beginning of the period                  15.254       13.600        9.550
                                          ________________________________

  End of the period                       $13.411       15.254       13.600
                                          ================================

Dividend income - Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period (846,015, 1,239,329 and 1,673,733 units in 1999, 1998 and 1997, respectively). Distributions to unit holders of Investment income - net reflects the trust's actual distributions of approximately $.117 per unit to 834,906 units on June 30, 1999, approximately $.151 per unit to 735,068 units on December 31, 1999, approximately $.093 per unit to 1,238,535 units on June 30, 1998, approximately $.115 per unit to 1,015,053 units on December 31, 1998, approximately $.073 per unit to 1,941,957 units on June 30, 1997 and approximately $.089 per unit to 1,584,586 units on December 31, 1997. Distributions to unit holders of principal from investment transactions reflects the trusts actual distribution of approximately $.026 per unit to 932,429 units on February 28, 1997. The Net gain (loss) on investments per unit during the period ended December 31, 1997 includes the effects of changes arising from issuance of 2,210,866 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,016 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2
                                788,134 UNITS


PROSPECTUS
Part One
Dated April 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Healthcare Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by health care companies. At March 16, 2000, each Unit represented a 1/788,134 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2000, the Public Offering Price per Unit was $13.579 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts and other retirement plans)

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        788,134
Fractional Undivided Interest in the Trust per Unit                  1/788,134
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $10,376,457
  Aggregate Value of Securities per Unit                               $13.166
  Income and Principal cash in the Portfolio                            $4,965
  Income and Principal cash per Unit                                     $.006
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.407
  Public Offering Price per Unit                                       $13.579
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.407 less than the Public Offering Price
    per Unit)                                                          $13.172

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Healthcare Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2 as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2 at December 31, 1999, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 7, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1999


                                    ASSETS

Securities, at market value (cost, $7,852,438)
  (Note 1)                                                       $10,783,819
Dividends receivable                                                   4,276
Unamortized deferred organization and offering costs                  11,033
                                                                 ___________
                                                                  10,799,128

                          LIABILITIES AND NET ASSETS

Cash overdraft                                                         4,934
Accrued liabilities                                                    1,188
Unit redemptions payable                                              12,862
                                                                  __________
                                                                      18,984
                                                                  __________

Net assets, applicable to 895,520 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $7,852,438
  Net unrealized appreciation (Note 2)                2,931,381
  Distributable funds                                   566,422
  Less deferred sales charges paid (Note 3)           (570,097)
                                                    ___________

                                                                 $10,780,144
                                                                 ===========

Net asset value per unit                                             $12.038
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Advanced Medical Devices and Instruments
     10,399         Boston Scientific Corporation                     $227,478
     24,331 (1)     Guidant Corporation                              1,143,557
     20,809 (1)     Medtronic, Inc.                                    758,238
      9,310         St. Jude Medical, Inc.                             285,705
                    Drugs/Biotech
     10,711         American Home Products Corporation                 422,420
     24,849 (2)     Amgen, Inc.                                      1,492,506
      7,990 (1)     Merck & Company, Inc.                              535,834
     24,076 (3)     Pfizer, Inc.                                       780,977
     19,643         Schering-Plough Corporation                        828,699
                    Healthcare/Managed Care
     15,132         First Health Group                                 406,673
     10,293         PhyCor, Inc.                                        19,299
      7,824         United Healthcare Corporation                      415,650
                    Hospital Management/Health Services
      8,527 (4)     Columbia/HCA Healthcare Corporation                249,952
     30,871         Health Management Associates, Inc.                 412,900
     16,666         HEALTHSOUTH Corporation                             89,580
        451 (4)     Lifepoint Hospitals, Inc.                            5,328
     15,877         Lincare Holdings, Inc.                             550,741
        451 (4)     Triad Hospitals, Inc.                                6,821
     10,756         Ventas, Inc.                                        45,046
                    Medical Supplies
     13,054         Abbott Laboratories                                474,030
     15,035         Becton, Dickinson & Company                        402,186
      8,008         Cardinal Health, Inc.                              383,383
     12,209         Invacare Corporation                               244,949
      6,463         Johnson & Johnson                                  601,867
                                                                   ___________

                        Total investments                          $10,783,819
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                              December 31, 1999


(1)   The number of shares reflects the effect of a two for one stock split.

(2) The number of shares reflects the effect of two two for one stock splits.

(3)   The number of shares reflects the effect of a three for one stock split.

(4) In June 1999, Columbia/HCA Healthcare Corporation (Columbia), which was one of the Trust's original holdings, spun off Lifepoint Hospitals, Inc. (Lifepoint) and Triad Hospitals, Inc. (Triad). Each shareholder of Columbia received .0526 shares of Lifepoint and .0526 shares of Triad for each share of Columbia held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividends                                   $79,779      91,745      126,639

Expenses:
  Trustee's fees and related expenses      (14,878)    (27,943)     (13,283)
  Evaluator's fees                          (3,459)     (4,654)      (3,525)
  Supervisory fees                          (4,293)     (5,908)      (4,301)
  Administrative fees                       (1,227)     (1,688)      (1,243)
  Amortization of organization and
    offering costs                          (5,406)     (5,406)      (5,184)
                                       _____________________________________
  Total expenses                           (29,263)    (45,599)     (27,536)
                                       _____________________________________
    Investment income - net                  50,516      46,146       99,103

Net gain (loss) on investments:
  Net realized gain (loss)                  547,523     678,072      252,569
  Change in net unrealized
    appreciation or depreciation        (2,062,526)   3,605,842    1,388,065
                                       _____________________________________
                                        (1,515,003)   4,283,914    1,640,634
                                       _____________________________________
Net increase (decrease) in net
  assets resulting from operations     $(1,464,487)   4,330,060    1,739,737
                                       =====================================

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $50,516      46,146       99,103
  Net realized gain (loss) on
    investments                             547,523     678,072      252,569
  Change in net unrealized appreciation
    or depreciation on investments      (2,062,526)   3,605,842    1,388,065
                                        ____________________________________
                                        (1,464,487)   4,330,060    1,739,737

Units issued (1,712,564 units in 1997,
  net of deferred sales charges of
  $584,866)                                       -           -   17,231,420
Units redeemed (336,295 and 495,695
  in 1999 and 1998, respectively)       (4,223,147) (6,078,484)            -

Distributions to unit holders:
  Investment income - net                  (45,406)    (45,149)     (94,286)
  Principal from investment transactions          -           -    (712,851)
                                        ____________________________________
                                           (45,406)    (45,149)    (807,137)
                                        ____________________________________
Total increase (decrease) in net assets (5,733,040) (1,793,573)   18,164,020

Net assets:
  At the beginning of the period
    (representing 1,231,815, 1,727,510
    and 14,946 units outstanding at
    December 31, 1998 and 1997 and
    January 16, 1997, respectively)      16,513,184  18,306,757      142,737
                                        ____________________________________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $566,422, $577,546
    and $584,670 at December 31, 1999,
    1998 and 1997, respectively)        $10,780,144  16,513,184   18,306,757
                                        ====================================

Trust units outstanding at the end of
  the period                                895,520   1,231,815    1,727,510


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1999 follows:

               Unrealized appreciation                         $3,949,633
               Unrealized depreciation                         (1,018,252)
                                                               __________

                                                               $2,931,381
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividend income                             $.075         .062         .102
Expenses                                    (.028)       (.031)       (.022)
                                          ________________________________
    Investment income - net                  .047         .031         .080

Distributions to unit holders:
  Investment income - net                   (.045)       (.033)       (.059)
  Principal from investment transactions        -            -        (.418)

Net gain (loss) on investments             (1.370)       2.811        1.444
                                          ________________________________
    Total increase (decrease) in
      net assets                           (1.368)       2.809        1.047

Net assets:
  Beginning of the period                  13.406       10.597        9.550
                                          ________________________________

  End of the period                       $12.038       13.406       10.597
                                          ================================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period (1,065,247, 1,466,432 and 1,233,604 units in 1999, 1998 and 1997, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.025 per unit of 1,068,873 units on June 30, 1999, approximately $.020 per unit to 918,939 units on December 31, 1999, approximately $.017 per unit to 1,456,252 units on June 30, 1998, approximately $.016 per unit to 1,246,578 units on December 31, 1998, approximately $.013 per unit to 1,277,357 units on June 30, 1997 and approximately $.046 per unit to 1,706,609 units on December 31, 1997. Distributions to unit holders of principal from investments transactions reflects the Trust's actual distribution of approximately $.418 per unit to 1,706,609 units on December 31, 1997. The Net gain (loss) on investments per unit during the period ended December 31, 1997 includes the effects of changes arising from issuance of 1,712,564 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,996 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1
                               2,449,395 UNITS


PROSPECTUS
Part One
Dated April 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The REIT Growth & Income Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs. At March 16, 2000, each Unit represented a 1/2,449,395 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2000, the Public Offering Price per Unit was $7.238 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      2,449,395
Fractional Undivided Interest in the Trust per Unit                1/2,449,395
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $17,267,511
  Aggregate Value of Securities per Unit                                $7.050
  Income and Principal cash (overdraft) in the Portfolio              $(73,889)
  Income and Principal cash (overdraft) per Unit                        $(.030)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.218
  Public Offering Price per Unit                                        $7,238
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.218 less than the Public Offering Price
    per Unit)                                                           $7.020

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  Last day of each month.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                              REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
REIT Growth & Income Trust, Series 1


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1 as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1 at December 31, 1999, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 7, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1999


                                    ASSETS

Securities, at market value (cost, $25,172,728)
  (Note 1)                                                       $19,259,397
Dividends receivable                                                 176,256
Receivable from investment transactions                              195,737
Unamortized deferred organization and offering costs                  11,033
                                                                 ___________
                                                                  19,642,423

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    3,632
Cash overdraft                                                       333,953
Unit redemptions payable                                             172,033
                                                                  __________
                                                                     509,618
                                                                  __________

Net assets, applicable to 2,615,176 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $25,172,728
  Net unrealized depreciation (Note 2)              (5,913,331)
  Distributable funds                                 1,918,198
  Less deferred sales charges paid (Note 3)         (2,044,790)
                                                    ___________

                                                                 $19,132,805
                                                                 ===========

Net asset value per unit                                              $7.316
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Retail
     37,690         CBL & Associates Properties, Inc.                 $777,356
     52,198         Developers Diversified Realty Corporation          672,049
     42,741         Excel Legacy Corporation                           141,601
     57,272         JDN Realty Corporation                             923,511
     37,948         JP Realty, Inc.                                    592,938
     49,558         New Plan Excel Realty Trust                        783,661
     32,884         Simon DeBartolo Group, Inc.                        754,293
                    Multifamily
     32,233         Camden Property Trust                              882,378
     49,160         Equity Residential Properties Trust              2,098,542
     36,606         Gables Residential Trust                           878,544
     42,389         Home Properties                                  1,163,069
     46,956         Summit Properties, Inc.                            839,338
     65,225         United Dominion Realty Trust, Inc.                 644,097
     10,031         Wellsford Real Property Trust                       85,263
                    Office/Industrial
     61,354         Commercial Net Lease Realty, Inc.                  609,736
     31,724         First Industrial Realty Trust, Inc.                870,443
     40,418         Liberty Property Trust                             980,137
     29,877         Mack-Cali Realty Corporation                       778,684
     32,500 (1)     Starwood Financial, Inc.                           550,485
                    Healthcare
     50,710 (2)     HRPT Properties Trust                              456,390
     72,976         Healthcare Realty Trust, Inc.                    1,140,250
      5,866 (2)     Senior Housing Properties Trust                     72,961
                    Hotel
     78,270         Equity Inns, Inc.                                  528,323
     34,248         Hospitality Properties Trust                       652,870
                    Recreation
     32,292         National Golf Properties, Inc.                     637,767
                    Storage
     32,824 (3)     Public Storage, Inc.                               744,711
                                                                   ___________

                    Total investments                              $19,259,397
                                                                   ===========


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                              December 31, 1999


(1) In October 1999, TriNet Corporate Realty Trust, Inc. (TriNet), one of the Trust's original holdings, was acquired by Starwood Financial, Inc. (Starwood). Each shareholder of TriNet received 1.15 shares of Starwood for each share of TriNet held.

(2) In September 1999, HRPT Properties Trust (HRPT), one of the Trust's original holdings, spun off Senior Housing Properties Trust (Senior Housing). Each shareholder of HRPT received .10 shares of Senior Housing for each share of HRPT held.

(3) In March 1999, Storage Trust Realty (Storage Trust), one of the Trust's original holdings, was acquired by Public Storage, Inc. (Public Storage). Each shareholder of Storage Trust received .86 shares of Public Storage for each share of Storage Trust held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividends                                $2,262,720   3,111,998    3,382,998

Expenses:
  Trustee's fees and related expenses      (39,476)    (84,929)     (43,741)
  Evaluator's fees                         (10,046)    (13,941)     (13,626)
  Supervisory fees                         (13,605)    (18,446)     (16,698)
  Administrative fees                       (3,887)     (5,270)      (4,812)
  Amortization of organization and
    offering costs                          (5,406)     (5,406)      (5,184)
                                       _____________________________________
  Total expenses                           (72,420)   (127,992)     (84,061)
                                       _____________________________________
    Investment income - net               2,190,300   2,984,006    3,298,937

Net gain (loss) on investments:
  Net realized gain (loss)              (1,999,308)     137,036      356,944
  Change in net unrealized
    appreciation or depreciation        (2,024,842) (8,530,697)    4,642,208
                                       _____________________________________
                                        (4,024,150) (8,393,661)    4,999,152
                                       _____________________________________
Net increase(decrease) in net assets
  resulting from operations            $(1,833,850) (5,409,655)    8,298,089
                                       =====================================

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                $2,190,300   2,984,006    3,298,937
  Net realized gain (loss) on
    investments                          (1,999,308)    137,036      356,944
  Change in net unrealized appreciation
    or depreciation on investments      (2,024,842) (8,530,697)    4,642,208
                                        ____________________________________
                                        (1,833,850) (5,409,655)    8,298,089

Units issued (5,827,259 units in 1997,
  net of deferred sales charges of
  $2,039,540)                                     -           -   55,514,859
Unit redemptions (1,300,362, 1,461,053
  and 465,667 units in 1999, 1998
  and 1997, respectively)              (10,418,911)(14,102,780)  (4,759,254)

Distributions to unit holders:
  Investment income - net               (2,245,976) (3,073,087)  (2,979,868)
  Principal from investment
    transactions                                 -           -            -
                                        ____________________________________
                                        (1,245,976) (3,073,087)  (2,979,868)
                                        ____________________________________
Total increase (decrease) in net assets(14,498,737)(22,585,522)   56,073,826

Net assets:
  At the beginning of the period
    (representing 3,915,538,
    5,376,591 and 14,999 units
    outstanding at December 31,
    1998 and 1997 and January 16,
    1997, respectively)                  33,631,542  56,217,064      143,238
                                        ____________________________________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $1,918,198,
    $2,058,982 and $2,354,129 at
    December 31, 1999, 1998 and 1997,
    respectively)                       $19,132,805  33,631,542   56,217,064
                                        ====================================

Trust units outstanding at the end of
  the period                              2,615,176   3,915,538    5,376,591

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986. By qualifying for and electing such treatment, the Fund will not be subject to Federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no Federal income tax provision is required.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at December 31, 1999 follows:

               Unrealized depreciation                       $(6,076,719)
               Unrealized appreciation                            163,388
                                                              ___________

                                                             $(5,913,331)
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999         1998         1997

Dividend income                             $.690         .680         .713
Expenses                                    (.022)       (.028)       (.018)
                                           ________________________________
    Investment income - net                  .668         .652         .695

Distributions to unit holders:
  Investment income - net                   (.684)       (.670)       (.606)
  Principal from investment transactions        -            -            -

Net gain (loss) on investments             (1.257)      (1.849)        .817
                                           ________________________________
    Total increase (decrease) in
      net assets                           (1.273)      (1.867)        .906

Net assets:
  Beginning of the period                   8.589       10.456        9.550
                                           ________________________________

  End of the period                        $7.316        8.589       10.456
                                           ================================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during each period (3,277,907, 4,577,704 and 4,747,801 units in 1999, 1998 and 1997, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions during each period. The Net gain (loss) on investments per unit during the period ended December 31, 1997 includes the effects of changes arising from issuance of 5,827,259 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,999 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5
                               2,105,816 UNITS


PROSPECTUS
Part One
Dated April 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Technology Growth Trust, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by U.S.-based technology companies. At March 16, 2000, each Unit represented a 1/2,105,816 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2000, the Public Offering Price per Unit was $45.309 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      2,105,816
Fractional Undivided Interest in the Trust per Unit                1/2,105,816
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $92,648,865
  Aggregate Value of Securities per Unit                               $43.997
  Income and Principal cash (overdraft) in the Portfolio            $(103,154)
  Income and Principal cash (overdraft) per Unit                       $(.049)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                $1.361
  Public Offering Price per Unit                                       $45.309
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($1.361 less than the Public Offering Price
    per Unit)                                                          $43.948

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0096 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Technology Growth Trust, Series 5

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5 as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5 at December 31, 1999, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 7, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1999


                                    ASSETS

Securities, at market value (cost, $21,184,624)
  (Note 1)                                                       $81,712,707
Dividends receivable                                                   5,394
Unamortized deferred organization and offering costs                  11,033
Receivable from investment transactions                               66,015
                                                                 ___________
                                                                  81,795,149

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    2,836
Cash overdraft                                                        87,526
Unit redemptions payable                                              64,921
                                                                  __________
                                                                     155,283
                                                                  __________

Net assets, applicable to 2,242,407 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $21,184,624
  Net unrealized appreciation                        60,528,083
  Distributable funds                                 1,526,783
  Less deferred sales charges paid (Note 3)         (1,599,624)
                                                    ___________

                                                                 $81,639,866
                                                                 ===========

Net asset value per unit                                             $36.407
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Computers
     53,718         Compaq Computer Corporation                     $1,453,770
    205,513 (1)     Dell Computer Corporation                       10,481,163
     15,470         Hewlett-Packard Company                          1,762,621
    118,022 (2)     Sun Microsystems, Inc.                           9,139,388
                    Computer Services
     17,945         Electronic Data Systems Corporation              1,201,202
     22,896         First Data Corporation                           1,129,070
                    Networking
     32,907         3Com Corporation                                 1,546,629
     24,454         Cabletron Systems, Inc.                            635,804
     54,644 (1)     Cisco Systems, Inc.                              5,853,738
                    Semiconductor Equipment
     37,642         Applied Materials, Inc.                          4,768,790
     23,030         KLA-Tencor Corporation                           2,564,966
     25,849         Novellus Systems, Inc.                           3,167,304
                    Semiconductors
     20,282         Adaptec, Inc.                                    1,011,565
     48,528 (1)     Atmel Corporation                                1,434,633
     23,651 (1)     Intel Corporation                                1,946,785
     70,274 (1)     Maxim Integrated Products, Inc.                  3,316,090
     93,770 (2)     Xilinx, Inc.                                     4,263,628
                    Software
     36,218         BMC Software, Inc.                               2,895,194
     27,940         Computer Associates International, Inc.          1,954,068
     40,206 (1)     Microsoft Corporation                            4,694,051
     45,625 (3)     Oracle Corporation                               5,112,874
     29,566         Parametric Technology Corporation                  800,145
                    Storage
     89,431 (1)     EMC Corporation                                  9,770,337
     17,372         Seagate Technology, Inc.                           808,892
                                                                   ___________

                    Total investments                              $81,712,707
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                              NOTES TO PORTFOLIO

                              December 31, 1999


(1)   The number of shares reflects the effect of a two for one stock split.

(2) The number of shares reflects the effect of two two for one stock splits.

(3)   The number of shares reflects the effect of a three for two stock split.

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                           STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividends                                   $34,514      41,533       41,333

Expenses:
  Trustee's fees and related expenses      (33,184)    (61,109)     (38,933)
  Evaluator's fees                          (7,832)    (10,273)     (10,369)
  Supervisory fees                          (8,527)    (12,692)     (12,758)
  Administrative fees                       (2,436)     (3,626)      (3,696)
  Amortization of organization and
    offering costs                          (5,406)     (5,406)      (5,184)
                                        ____________________________________
  Total expenses                           (57,385)    (93,106)     (70,940)
                                        ____________________________________
    Investment income (loss) - net         (22,871)    (51,573)     (29,607)

Net gain (loss) on investments:
  Net realized gain (loss)                6,517,769   3,156,131    3,097,434
  Change in net unrealized
    appreciation or depreciation         37,310,482  19,134,854    4,082,747
                                        ____________________________________
                                         43,828,251  22,290,985    7,180,181
                                        ____________________________________

Net increase in net assets
  resulting from operations             $43,805,380  22,239,412    7,150,574
                                        ====================================

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                          Year ended December 31,   Dec. 31,
                                              1999        1998        1997

Net increase in net assets resulting
    from operations:
  Investment income (loss) - net            $(22,871)    (51,573)   (29,607)
  Net realized gain (loss) on investments   6,517,769   3,156,131  3,097,434
  Change in net unrealized appreciation
    or depreciation on investments         37,310,482  19,134,854  4,082,747
                                          __________________________________
                                           43,805,380  22,239,412  7,150,574

Units issued (4,555,661 units in 1997,
  net of deferred sales charges of
  $1,594,482)                                       -           - 42,735,143

Units redeemed (508,623, 939,229 and
  880,094 units in 1999, 1998 and 1997,
  respectively)                          (11,192,078)(12,161,696)(11,077,178)

Distributions to unit holders:
  Investment income - net                           -           -          -
  Principal from investment transactions            -           -          -
                                          __________________________________
                                                    -           -          -
                                          __________________________________
Total increase (decrease) in net assets    32,613,302  10,077,716 38,808,539

Net assets:
  At the beginning of the period
    (representing 2,751,030, 3,690,259
    and 14,692 units outstanding at
    December 31, 1998 and 1997 and
    January 16, 1997, respectively)        49,026,564  38,948,848    140,309
                                          __________________________________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $1,526,783, $1,354,809
    and $1,569,840 at December 31, 1999,
    1998 and 1997, respectively)          $81,639,866  49,026,564 38,948,848
                                          ==================================

Trust units outstanding at the end of
  the period                                2,242,407   2,751,030  3,690,259


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1999 follows:

               Unrealized appreciation                        $60,676,537
               Unrealized depreciation                          (148,454)
                                                              ___________

                                                              $60,528,083
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the years ended December 31, 1999 and 1998 and the period ended December 31, 1997.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                    Jan. 16,
                                                                    1997, to
                                        Year ended December 31,     Dec. 31,
                                            1999        1998          1997

Dividend income                             $.014         .013         .012
Expenses                                    (.023)       (.029)       (.021)
                                          ________________________________
    Investment income (loss) - net          (.009)       (.016)       (.009)

Distributions to unit holders:
  Investment income - net                      -             -            -
  Principal from investment transactions       -             -            -

Net gain (loss) on investments             18.595        7.282        1.014
                                          ________________________________
    Total increase (decrease) in
      net assets                           18.586        7.266        1.005

Net assets:
  Beginning of the period                  17.821       10.555        9.550
                                          ________________________________

  End of the period                       $36.407       17.821       10.555
                                          ================================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during each period (2,436,311, 3,194,728 and 3,392,085 units in 1999, 1998 and
1997, respectively). The Net gain (loss) on investments per unit during the period ended December 31, 1997 includes the effects of changes arising from issuance of 4,555,661 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,692 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





     THE FIRST TRUST(REGISTERED TRADEMARK) SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                            NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                      ONLY BE USED WITH PART ONE
Dated April 28, 2000                                      AND PART THREE

The Trust. FT Series (formerly known as The First Trust Special Situations Trust) (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios of one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities") or zero coupon U.S. Treasury bonds ("Treasury Obligations"). Collectively, the Equity Securities, Preferred Stocks and Trust Preferred Securities may be referred to as the "Securities." See Parts One and Three for a more complete description of the portfolio for each Trust, including whether the portfolio of a Trust includes zero coupon U.S. Treasury bonds.

For a specific description of the objective of each Trust, see "The Objective of the Trusts" in Part Three of this Prospectus. See "Portfolio" appearing in Part One for each Trust. Each Trust has a Mandatory Termination Date as indicated in Part One of this Prospectus. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Growth and Treasury Trusts, whose net asset values will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities and Treasury Obligations deposited in the Trust. The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00, or $10.00 for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth and Treasury Trusts never paid a dividend and the value of the Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Growth and Treasury Trusts provides Unit holders who purchase Units at a price of $1.00, or $10.00 for certain Growth and Treasury Trusts, or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00, or $10.00 for certain Growth and Treasury Trusts, per Unit, this feature may also provide a potential for capital appreciation. See Part One for each Growth and Treasury Trust to determine those Trusts for which information is based on $1.00 per Unit or $10.00 per Unit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF A GROWTH AND TREASURY TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT (OR $10.00 PER UNIT FOR CERTAIN TRUSTS) DEPENDING ON MARKET CONDITIONS ON THE DATE UNIT ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in a Growth and Treasury Trust on the Initial Date of Deposit will mature as listed in the "Portfolio" appearing in Part One for each Trust. The Treasury Obligations in a Growth and Treasury Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Growth and Treasury Trust on the Initial Date of

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Page 1


Deposit. Although the Equity Securities and Preferred Stocks have no stated maturity date and the Trust Preferred Securities each have fixed maturity dates occurring after the Mandatory Termination Dates of their respective Trusts, certain of the Securities may be called, or may be redeemed pursuant to extraordinary redemption provisions, prior to the Mandatory Termination Date of their respective Trusts. The value of the Equity Securities will fluctuate with changes in the value of common stocks in general and with changes in the conditions and performance of the specific Equity Securities owned by the Trusts. The value of the Preferred Stocks and Trust Preferred Securities will fluctuate with changes in the value of preferred stocks in general, with changes in the financial condition of the issuers, and with changes in interest rates and market liquidity. In particular, increasing interest rates will reduce the value of the Preferred Stocks and Trust Preferred Securities held in the Trusts, as well as the value of the Units. See "Portfolio" appearing in Part One for each Trust.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Securities in the Trusts (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a sales charge as indicated in Part One for each Trust. The minimum purchase of each Trust is that amount as set forth in Part One for each Trust. For certain Trusts, the sales charge is reduced on a graduated scale for sales involving at least a minimum number of Units or a minimum dollar amount. See "Public Offering-How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions of dividends and capital received, if any, by a Trust will be paid in cash on the Distribution Date to Unit holders of record on the Record Date as set forth in the "Summary of Essential Information" in Part One for each Trust. Any distribution of income and/or capital will be net of the expenses of the Trust. Distributions of funds in the Capital Account, if any, will be made at least annually in December of each year. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS (IF APPLICABLE) WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS OF A GROWTH AND TREASURY TRUST WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his or her pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trusts and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of Securities in a Trust (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trusts. If a secondary market is not maintained, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations (if applicable) plus the aggregate underlying value of the Securities in a Trust (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of such Trust. See "Rights of Unit Holders-How May Units be Redeemed?" For certain Trusts, a Unit holder tendering the minimum amount specified in "Summary of Essential Information" appearing in Part One for such Trust for redemption may request a distribution of shares of Securities (reduced by customary transfer and registration charges) (an "In-Kind Distribution") in lieu of payment in cash. See "Rights of Unit Holders-How May Units be Redeemed?"

Termination. Commencing no later than the Mandatory Termination Date, Securities will begin to be sold as prescribed by the Sponsor. The Trustee shall provide written notice of any termination of a Trust to Unit holders which will specify when Unit holders may surrender their certificates for cancellation and will include a form to enable Unit holders to elect an In-Kind Distribution if such Unit holder owns at least that minimum amount specified in "Summary of Essential Information," in Part One for each Trust, rather than to receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Securities. All Unit holders of a Growth and Treasury Trust will receive their pro rata portion of the Treasury Obligations in cash upon the termination of such Trust. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Unit holders not electing a distribution of shares of Securities will receive a cash distribution from the sale of the remaining

Page 2

Securities and Treasury Obligations (if applicable) within a reasonable time after a Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?" and "Other Information-How May the Indenture be Amended or Terminated?"

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT Series

What is the FT Series?

FT Series (formerly known as The First Trust Special Situations Trust) (the "Trusts" and each a "Trust") is one of a series of investment companies created by the Sponsor under the name of the FT Series, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). Beginning on October 31, 1997 with the deposit of FT 211, the name of the series was changed from The First Trust Special Situations Trust to the FT Series. All Trusts were created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor. See "The Trusts" in Part Three for a more complete description of the portfolio for each Trust.

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of the Trust's objective. The Treasury Obligations in the Growth and Treasury Trusts evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of a Growth and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Growth and Treasury Trust, an amount per Unit at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Securities never paid a dividend and the value of the Securities in a Growth and Treasury Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit, or $10.00 per Unit for certain Trusts, upon termination of a Growth and Treasury Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit, or $10.00 per Unit for certain Trusts, in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of a Trust are redeemed, the aggregate value of the Securities and Treasury Obligations (if applicable) in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trusts will increase. See "Rights of Unit Holders-How May Units be Redeemed?" Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information," appearing in Part One for each Trust.

What are the Expenses and Charges?

With the exception of brokerage fees for certain trusts discussed in "Rights of Unit Holders-How May Securities be Removed from the Trusts?" and bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part One (if applicable), the Sponsor will not receive any fees in connection with its activities relating to the Trusts. Legal and regulatory filing fees and expenses associated with annually updating the Trusts' registration statements are also now chargeable to each Trust. Historically, the Sponsor paid these fees and expenses.

First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee set forth under "Summary of Essential Information" in Part One of this Prospectus, for providing portfolio supervisory services for each Trust. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year, except for the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. In providing such supervisory services, the Portfolio Supervisor may purchase research services from a variety of sources which may include underwriters or dealers of the Trusts.

First Trust Advisors L.P. or Securities Evaluation Service, Inc. (as applicable), the Evaluator for the respective Trusts, will receive a fee as set forth under "Summary of Essential Information" in Part One of this Prospectus for providing evaluation services for each Trust. Such fee is based on the largest aggregate number of Units of such Trust outstanding during the calendar year, except during the initial offering period, in which case the fee is calculated based on the largest number of Units outstanding during the period for which compensation is paid.

The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee as indicated in the "Summary of Essential Information" in Part One of this Prospectus. Such fee is based upon the largest aggregate number of Units of such Trust outstanding during the calendar year, except during an initial offering period, in which case the fee is calculated based on the largest number of Units outstanding during the period for which compensation is paid. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, see "Rights of Unit Holders." Because the above fees are generally calculated based on the largest aggregate number of Units of the Trust outstanding during a calendar year, the per Unit amounts set forth under "Summary of Essential Information" in Part One of this Prospectus will be higher during any year in which redemptions of Units occur.

The Trustee's and the above described fees are payable from the Income Account of a Trust to the extent funds are available, and then from the Capital Account of such Trust. Since funds being held in the Capital and Income Accounts are for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

The following additional charges are or may be incurred by the Trusts: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trusts; for certain Trusts, any offering costs incurred after the earlier of six months after the Initial Date of Deposit or the end of the initial offering period; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or Treasury Obligations (if applicable) or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trusts. In addition, the Trustee is empowered to sell Securities or Treasury Obligations (if applicable) in a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations in a Growth and Treasury Trust to pay Trust expenses. Since the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. As described above, if dividends are insufficient to cover expenses, it is likely that Securities will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"

The Indenture requires a Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units if information is based on $1.00 per Unit (or per 100 Units if information is based on $10.00 per Unit). Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Assets of the Trust. Each Trust may hold (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities (the "Debt Obligations"), (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares") and/or (v) zero coupon U.S. Treasury bonds (the "Treasury Obligations"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status. The Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge.

Your Tax Basis and Income or Loss upon Disposition. If the Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date the Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%.

Dividends from RIC Shares and REIT Shares. Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if the Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations. Debt Obligations and Treasury Obligations may have been sold with original issue discount. This generally means that the Debt Obligations and Treasury Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation or Treasury Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or the Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price the Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when the Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or the Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When the Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction. A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by the Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions. Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at the Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by the Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes. Interest and dividend payments on the Trust Assets of foreign companies that are paid to the Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from the Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, the Trust will not be taxed as a corporation, and the income of the Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

Are Investments in the Trusts Eligible for Retirement Plans?

Units of the Trusts are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Growth and Treasury Trusts consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of a Growth and Treasury Trust's portfolio to be invested in Securities.

What are the Securities?

Each Trust contains different issues of Securities as described in "The Trusts" in Part Three for each Trust and "Portfolio" appearing in Part One for each Trust. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Although actions have been taken to provide diversified portfolios of Securities, some inherent risks exist due to the concentration in certain Trusts of the Securities within a specific country, state or geographic area or within specific industries, although a number of companies have significant business activities outside the specific country, state or geographic area. Unpredictable factors include governmental, political, economic and fiscal policies of the specific country, state, geographic area or industry which may have an adverse effect on the performance of the issuers which have significant business activities within the specific country, state, geographic area or industry. In addition, regional influences may affect the performance of the issuers, particularly if an economic downturn or contraction occurs throughout the area. See "Portfolio" in Part Three for each Trust for additional considerations for investors, if applicable.

Each Trust consists of Securities listed under "Portfolio" appearing in Part One for each Trust as may continue to be held from time to time in such Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

Because certain of the Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trusts will retain for any length of time their present size and composition. Although a Portfolio is not managed, the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances. Pursuant to the Indenture and with limited exceptions, the Trustee may sell or keep any securities or other property acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. See "Rights of Unit Holders-How May Securities be Removed from the Trusts?" Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions, and the value of the Trusts, will be adversely affected if trading markets for the Securities are limited or absent.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the common stock market may worsen and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Securities in a Portfolio may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on a Unit holder's purchase date.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Holders of preferred stocks have the right to receive dividends, when and as declared by the issuer's Board of Directors but do not participate in other amounts available for distribution by the issuing corporation. Issues of preferred stock generally provide that the preferred stock may be liquidated, either by a partial scheduled redemption pursuant to a sinking fund or by a refunding redemption pursuant to which, at the option of the issuer, all or part of the issue can be retired from any available funds, at prices which may or may not include a premium over the involuntary liquidation preference, which generally is the same as the par or stated value of the preferred stock. In general, optional redemption provisions are more likely to be exercised when the preferred stocks are valued at a premium over par or stated value than when they are valued at a discount from par or stated value.

An investment in Units should be made with an understanding of the risks which an investment in preferred stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the preferred stock market may worsen, and the value of the preferred stocks and therefore the value of the Units may decline. Preferred stocks may be susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, market liquidity, and global or regional political, economic or banking crises. Preferred stocks are also vulnerable to Congressional reductions in the dividends-received deduction which would adversely affect the after-tax return to the investors who can take advantage of the deduction. Such a reduction might adversely affect the value of preferred stocks in general. Holders of preferred stocks, as owners of the entity, have rights to receive payments from the issuers of those preferred stocks that are generally subordinate to those of creditors of, or holders of debt obligations or, in some cases, other senior preferred stocks of, such issuers. Preferred stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or senior preferred stocks will create prior claims for payment of principal and interest and senior dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its preferred stock or the rights of holders of preferred stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of preferred stocks is subject to market fluctuations for as long as the preferred stocks remain outstanding, and thus the value of the Securities may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Holders of Trust Preferred Securities incur risks in addition to or slightly different than the typical risks of holding preferred stocks. Trust Preferred Securities are limited-life preferred securities that are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities issued by corporations, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures issued by the corporation, or similarly structured securities. The maturity and dividend rate of the Trust Preferred Securities are structured to match the maturity and coupon interest rate of the interest-bearing notes, preferred securities or subordinated debentures. Trust Preferred Securities usually mature on the stated maturity date of the interest-bearing notes, preferred securities or subordinated debentures and may be redeemed or liquidated prior to the stated maturity date of such instruments for any reason on or after their stated call date or upon the occurrence of certain extraordinary circumstances at any time. Trust Preferred Securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions on the Trust Preferred Securities are treated as interest rather than dividends for Federal income tax purposes. Unlike most preferred stocks, distributions received from Trust Preferred Securities are not eligible for the dividends-received deduction. Certain of the risks unique to Trust Preferred Securities include: (i) distributions on Trust Preferred Securities will be made only if interest payments on the interest-bearing notes, preferred securities or subordinated debentures are made;

(ii) a corporation issuing the interest-bearing notes, preferred securities or subordinated debentures may defer interest payments on these instruments for up to 20 consecutive quarters and if such election is made, distributions will not be made on the Trust Preferred Securities during the deferral period; (iii) certain tax or regulatory events may trigger the redemption of the interest-bearing notes, preferred securities or subordinated debentures by the issuing corporation and result in prepayment of the Trust Preferred Securities prior to their stated maturity date; (iv) future legislation may be proposed or enacted that may prohibit the corporation from deducting its interest payments on the interest-bearing notes, preferred securities or subordinated debentures for tax purposes, making redemption of these instruments likely; (v) a corporation may redeem the interest-bearing notes, preferred securities or subordinated debentures in whole at any time or in part from time to time on or after a stated call date; (vi) Trust Preferred Securities holders have very limited voting rights; and
(vii) payment of interest on the interest-bearing notes, preferred securities or subordinated debentures, and therefore distributions on the Trust Preferred Securities, is dependent on the financial condition of the issuing corporation.

Since certain of the Securities in the Trusts may consist of securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

The securities of certain of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For those Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

On the basis of the best information available to the Sponsor at the present time, none of the Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

Unit holders will be unable to dispose of any of the Securities in a Portfolio, as such, and will not be able to vote the Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in a Trust.

The value of the Securities, like the value of the Treasury Obligations in Growth and Treasury Trusts, will fluctuate over the life of a Trust and may be more or less than the price at which they were deposited in the Trust. The Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities. However, the Sponsor believes that, upon termination of a Growth and Treasury Trust, even if the Securities deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit, or $10.00 per Unit for certain Growth and Treasury Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Growth and Treasury Trusts provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit (or less than $10.00 per Unit for certain Trusts) this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of a Growth and Treasury Trust on a date when the value of the Units is $1.00 or less (or $10.00 or less for certain Trusts), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trusts, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment, but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trusts?"

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts. See Part Three for additional considerations, if applicable.

Legislation. Legislation may be enacted that could negatively affect the Securities in a Trust or the issuers of the Securities. Changing approaches to regulation may have a negative impact on certain companies represented in a Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Trust or will not impair the ability of the issuers of the Securities to achieve their business goals.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate underlying value of the Securities in the Trust plus or minus cash, if any, in the Income and Capital Accounts of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the costs of the Trustee in transferring and recording the ownership of Units and costs incurred in annually updating the Trusts' registration statements, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. Units subject to a deferred sales charge which are sold or tendered for redemption prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of sale or redemption.

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of the Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus the applicable sales charge.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" appearing in Part One for each Trust in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of a Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Securities therein plus or minus cash, if any, in the Income and Capital Accounts of a Trust, (b) if bid prices are not available for the Treasury Obligations (if applicable), on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations (if applicable) on the bid side of the market by appraisal, or (d) by any combination of the above.

The aggregate value of the Securities will be determined in the following manner: if the Securities are listed, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

See "Public Offering" in Part Three for additional information for each Trust.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks.

From time to time the Sponsor may implement programs under which broker/dealers, banks or other selling agents of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a broker/dealer, bank or other selling agent may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor, in its discretion, may from time to time pursuant to objective criteria established by the Sponsor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of a Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unit holders pay for their Units or the amount that a Trust will receive from the Units sold.

The Sponsor may, from time to time in its advertising and sales materials, compare the then current estimated returns on a Trust and returns over specified periods on other similar trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the respective Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of each respective Trust are described more fully elsewhere in this Prospectus and in Part Three for each Trust.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" appearing in Part One of this Prospectus. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer. The pro rata share of cash in the Capital Account of each Trust will be computed as of the date indicated in Part One for each Trust. Capital Account distributions to the Unit holders of record of a Trust as of the date indicated in Part One for each Trust will be made on the date indicated in Part One for each Trust. The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Capital Account of a Trust unless the amount available for distribution shall equal at least $1.00 per 1000 Units (if $1.00 per Unit) or $1.00 per 100 Units (if $10.00 per Unit). Proceeds received on the sale of any Securities or Treasury Obligations (if applicable) in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will however be distributed to Unit holders of record as indicated in Part One for each Trust. Income with respect to the original issue discount on the Treasury Obligations in a Growth and Treasury Trust will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after a Trust is terminated, each Unit holder who is not a Rollover Unit holder, if applicable, will, upon surrender of his Units for redemption, receive: (i) the pro rata share of the amounts realized upon the disposition of Securities, unless he or she elects an In-Kind Distribution as described under "Other Information-How May the Indenture be Amended or Terminated?", (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations (if applicable) and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations (if applicable) may not be sold to pay for Trust expenses.

The Trustee will credit to the Income Account of a Trust any dividends received on the Securities therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Capital Account of a Trust.

The Trustee may establish reserves (the "Reserve Account") within a Trust for state and local taxes, if any, and any governmental charges payable out of such Trust.

Distribution Reinvestment Option. Eligible Unit holders may elect to have each distribution of income or capital on his or her Units, other than the final liquidating distribution in connection with the termination of the Trust, automatically reinvested in additional Units of an eligible Trust. See Part III of this Prospectus to determine whether the distribution reinvestment option is available for a particular Trust. Each person who purchases Units of an eligible Trust may elect to become a participant in the Distribution Reinvestment Option by notifying the Trustee of their election. The Distribution Reinvestment Option may not be available in all states. In order to enable a Unit holder to participate in the Distribution Reinvestment Option with respect to a particular distribution on his or her Units, the card must be received by the Trustee within 10 days prior to the Record Date for such distribution. Each subsequent distribution of income or capital on the participant's Units will be automatically applied by the Trustee to purchase additional Units of the Trust. IT SHOULD BE REMEMBERED THAT EVEN IF DISTRIBUTIONS ARE REINVESTED, THEY ARE STILL TREATED AS DISTRIBUTIONS FOR INCOME TAX PURPOSES.

What Reports will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit). Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unit holder of a Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit) based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

For certain Equity Trusts, any Unit holder tendering at least the minimum amount specified in "Summary of Essential Information" appearing in Part One for each Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Securities in an amount and value of Securities per Unit equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. However, no In-Kind Distribution requests submitted during the nine business days prior to the Mandatory Termination Date will be honored. To the extent possible, In-Kind Distributions shall be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unit holder's bank or broker/dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unit holder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unit holder is entitled. The Trustee may adjust the number of shares of any issue of Securities included in a Unit holder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unit holder, the Trustee may sell Securities in the manner described above.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "Rights of Unit Holders-How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account of a Trust.

The Trustee is empowered to sell Securities and/or Treasury Obligations (if applicable) of a Trust in order to make funds available for redemption. To the extent that Securities and/or Treasury Obligations (if applicable) are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities and/or Treasury Obligations (if applicable) would not otherwise be sold and might result in lower prices than might otherwise be realized. For Growth and Treasury Trusts, Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations (if applicable) and the aggregate underlying value of the Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of a Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in a Trust; (2) the aggregate value of the Securities held in a Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Securities in a Trust next computed; and (3) dividends receivable on Securities trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of a Trust; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of a Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (4) cash held for distribution to Unit holders of record of a Trust as of the business day prior to the evaluation being made; and (5) other liabilities incurred by a Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The aggregate value of the Securities will be determined in the following manner: if the Securities are listed, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he or she would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Portfolio of each Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Security, that the issuer of the Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Security, that the issuer has defaulted on the payment on any of its outstanding obligations, that the price of the Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to a Trust. Treasury Obligations in Growth and Treasury Trusts may be sold by the Trustee only pursuant to the liquidation of a Growth and Treasury Trust or to meet redemption requests. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Portfolio Supervisor). Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemptions. The Trustee may from time to time retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Securities from such Trust. In acting in such capacity the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations in Growth and Treasury Trusts may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of a Growth and Treasury Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts. Treasury Obligations may not be sold by the Trustee to meet Trust expenses.

The Sponsor, in designating Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Securities. To the extent this is not practicable, the composition and diversity of the Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute the Trusts' portfolio transactions.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $27 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1999, the total partners' capital of Nike Securities L.P. was $19,881,035 (audited). This paragraph relates only to the Sponsor and not to the Trusts or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.

Code of Ethics. The Sponsor and each Trust have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to a Trust.

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is either Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187 or First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The address of First Trust Advisors L.P. is 1001 Warrenville Road, Lisle, Illinois 60532. See Part One for each Trust to determine if Securities Evaluation Service, Inc. or First Trust Advisors L.P. is evaluating such Trust. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that a Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in a Growth and Treasury Trust, but in no event beyond the Mandatory Termination Date indicated in Part One for each Trust under "Summary of Essential Information." A Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust, by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by an Underwriter, including the Sponsor or, for Equity Trusts, by the Trustee when the principal amount of the Securities owned by a Trust as shown by any evaluation, is less than the amount specified in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of a Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Commencing during the period beginning nine business days prior to and no later than the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of a Trust maintained by the Trustee. Not less than 60 days prior to the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Securities (an "In-Kind Distribution"), if such Unit holder owns at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, rather than receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Securities. An In-Kind Distribution will be reduced by customary transfer and registration charges. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Not less than 60 days prior to the termination of the Trust, those Unit holders with at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, will be offered the option of having the proceeds from the Securities distributed "In-Kind," or they will be paid in cash, as indicated above. For Growth and Treasury Trusts, all Unit holders will receive their pro rata portion of the Treasury Obligations in cash upon the termination of a Trust. A Unit holder may, of course, at any time after the Securities are distributed, sell all or a portion of the shares. Unit holders not electing a distribution of shares of Securities will receive a cash distribution from the sale of the remaining Securities and Treasury Obligations (if applicable) within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. In addition, to the extent that Securities are sold prior to the Mandatory Termination Date, Unit holders will not benefit from any stock appreciation they would have received had the Securities not been sold at such time. The Trustee will then distribute to each Unit holder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, acted as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the various Series of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                          DESCRIPTION OF BOND RATINGS*

Standard & Poor's. A brief description of the applicable Standard & Poor's rating symbols and their meanings follows:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:
I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable.

_______________
*  As published by the rating companies.

Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

Moody's. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1 - Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(- - -) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch IBCA, Inc. (formerly known as Fitch Investors Service, L.P.) A brief description of the applicable Fitch rating symbols and their meanings follows:

AAA - These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, which is very strong, is somewhat less than for AAA-rated securities or more subject to possible change over the term of the issue.

A - These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

BB - These bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

B - These bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

A "+" or a "-" sign after a rating symbol indicates relative standing in its rating.

Page 23


CONTENTS:

The First Trust Special Situations Trust
FT Series:
  What is the FT Series?                                  4
  What are the Expenses and Charges?                      4
  What is the Federal Tax Status of Unit Holders?         6
  Are Investments in the Trusts Eligible for
     Retirement Plans?                                    8
Portfolio:
  What are Treasury Obligations?                          8
  What are the Securities?                                8
  What are Some Additional Considerations for
    Investors?                                           12
Public Offering:
  How is the Public Offering Price Determined?           13
  How are Units Distributed?                             13
  What are the Sponsor's Profits?                        14
Rights of Unit Holders:
  How is Evidence of Ownership Issued and
     Transferred?                                        14
  How are Income and Capital Distributed?                15
  What Reports will Unit Holders Receive?                16
  How May Units be Redeemed?                             16
  How May Units be Purchased by the Sponsor?             18
  How May Securities be Removed
    from the Trusts?                                     18
Information as to Sponsor, Trustee and Evaluator:
  Who is the Sponsor?                                    19
  Who is the Trustee?                                    19
  Limitations on Liabilities of Sponsor and Trustee      20
  Who is the Evaluator?                                  20
Other Information:
  How May the Indenture be Amended or
    Terminated?                                          20
  Legal Opinions                                         21
  Experts                                                21
Description of Bond Ratings                              22

                              ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    FIRST TRUST (registered trademark)

                             The First Trust
                        Special Situations Trust
                                FT Series

                               Prospectus
                                Part Two
                             April 28, 2000

                   First Trust (registered trademark)

                    1001 Warrenville Road, Suite 300
                         Lisle, Illinois 60532
                            1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                 ACCOMPANIED BY PART ONE AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                           FOR FUTURE REFERENCE

Page 24






              AMERICA'S LEADING BRANDS GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated March 31, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies considered to be leaders in their industries. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued by companies considered to be leaders in their industries (the "Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust initially consisted of a portfolio of 25 companies involved in one or more of the following industries: apparel manufacturers, beverages, entertainment, food, household products, medical supplies, pharmaceuticals, recreation, restaurants, retail, technology, tobacco, toiletries/cosmetics and toys. This type of diversification can help offset risk, although it does not eliminate it entirely. Furthermore, to achieve this type of diversification on your own would require substantial time and capital commitments.

Almost every American is familiar with brand name companies like "Coca-Cola," "Walt Disney," "Gap" and "Mattel." They are household names, and their products can be found in almost every home across the country. Increasingly, such companies are becoming household names overseas as well. Many of these companies already have a strong presence in international markets; and they stand to benefit even more from the increasing demands of growing populations, rising standards of living, more relaxed foreign trade agreements, and improved political climates in many countries around the world.

Furthermore, these companies have strong financial positions and market dominance, competitive advantages, skilled management, and essential products and services. Generally, consumer goods companies with these attributes perform strongly, even during uncertain economic times.

In general, the Sponsor believes these companies have above-average growth prospects for sales and earnings, established market shares for their products and services, and lower than average debt. In addition, the Sponsor believes that employing a "buy and hold" philosophy encourages investors to be disciplined and patient while looking at the future prospects of the companies, rather than focusing on short-term performance. You will have an investment which has the potential to weather economic downturns, grow consistently in a healthy economy, and provide stable, consistent total return over time. There is, however, no assurance that the objective of the Trusts will be achieved.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of    Percent of
Dollar Amount of Transaction            Offering      Net Amount
at Public Offering Price*               Price         Invested
____________________________            __________    __________
$ 50,000 but less than $100,000         0.25%         0.2506%
$100,000 but less than $250,000         0.50%         0.5025%
$250,000 but less than $500,000         1.00%         1.0101%
$500,000 or more                        2.00%         2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

              America's Leading Brands Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

             AMERICAN FINANCIAL SERVICES GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 28, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks which, as of the Initial Date of Deposit, were issued primarily by financial services companies. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks as described above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each portfolio is diversified across financial institutions including money center banks, major regional banks, regional and local banks and thrifts, credit card companies, mortgage finance companies and specialty finance companies.

Despite consistent earnings growth, on average, the companies included in the portfolios traded at below-market price to earnings ratios at the Initial Date of Deposit. Given their high level of profitability and superior earnings growth, the companies included in the portfolios traded at compelling valuation levels relative to the S&P 500 and their historic trading range. The attractive valuations of the stocks chosen should provide above-average capital appreciation potential.

The banking and financial services industries are poised to benefit from strong and improving fundamentals as both businesses and consumers increase their levels of borrowing due to the low level of interest rates. Financial institutions are able to enhance their profitability as they expand their businesses without taking on excessive credit risk due to the overall strength of the U.S. economy.

The banking and thrift industries continue to experience significant consolidation, as a nationwide banking law enacted in 1995 allows bank holding companies to acquire banks anywhere in the U.S.; and secondly, allows mergers and branching across state lines. The Trusts offer portfolios which allow investors to hold positions in stocks of companies which may acquire existing financial institutions and/or be acquired themselves. The Sponsor believes investors can profit from institutions expanding their earnings potential through acquisitions and the resulting efficiency gains. In addition, investors may benefit from takeover premiums if and when the companies in the Trusts are acquired.

An investment in Units of a Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the e-Tail Portfolio will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                      Percent of        Percent of
Dollar Amount of Transaction          Offering          Net Amount
at Public Offering Price              Price             Invested
___________________________           __________        __________
$ 50,000 but less than $100,000       0.25%             0.2506%
$100,000 but less than $250,000       0.50%             0.5025%
$250,000 but less than $500,000       1.00%             1.0101%
$500,000 or more                      2.00%             2.0408%

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

             AMERICAN FINANCIAL SERVICES GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN HEALTHCARE GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated June 30, 1999                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by healthcare companies. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued by healthcare companies, which in the Sponsor's opinion, represent both market leaders and emerging growth companies in the healthcare sector ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The Sponsor believes the healthcare industry is currently undergoing structural changes and facing an ever-increasing demand for services and products from the nation's aging population.

Demand for medical-related services and products is increasing as the aging American population lives longer. Today, the U.S. population over 65 numbers about 30 million; and the impact of the aging of the 76 million "baby boomers" will surely have a dramatic effect on the healthcare system.

Although government regulation could have an impact, the Sponsor believes that three market factors will shape the way changes in the healthcare system occur: consolidation, managed healthcare and technological advancements.

Every sector of healthcare offers merger opportunities as reforms continue to unfold. Mergers, acquisitions and partnerships continue to be a viable way for larger companies to fill specific product lines, acquire new technology and benefit from economies of scale.

HMOs, PPOs, and other managed care companies are experiencing enrollment growth. This provides quality care at reduced costs through a network of contracted care providers. Insurer-controlled HMOs, with 139 million enrollees, are experiencing 6% annual growth largely through employer plans.

The pace of scientific discoveries in healthcare is accelerating. The research and development pipeline for new medicines and technologies creates new markets and provides the potential for sales growth.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, healthcare/managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in the Trusts.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                       Percent of         Percent of
Dollar Amount of Transaction           Offering           Net Amount
at Public Offering Price               Price              Invested
_______________________________        __________         __________
$ 50,000 but less than $100,000        0.25%              0.2506%
$100,000 but less than $250,000        0.50%              0.5025%
$250,000 but less than $500,000        1.00%              1.0101%
$500,000 or more                       2.00%              2.0408%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. For Series 1 of the Trust, sales initially will be made to dealers and other selling agents at prices which represent a concession or agency commission of 3.0% of the Public Offering Price (or 65% of the then current maximum sales charge).

For Series 2 of the Trust, sales initially will be made to dealers and other selling agents at prices which represent a concession or agency commission of 3.2% of the Public Offering Price (or 65% of the then current maximum sales charge).

                 AMERICAN HEALTHCARE GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                    REIT GROWTH & INCOME TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 28, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of a diversified portfolio of common stocks issued by publicly traded equity real estate investment trusts, known as REITs. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation and potential for increasing dividend income by investing a Trust's portfolio in common stocks issued by publicly traded equity real estate investment trusts ("Equity Securities"). Additionally, the Trusts allow individual investors the opportunity to invest in the real estate market in a more affordable, practical and liquid alternative to purchasing individual properties. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Federal Tax Status of Unit Holders. Notwithstanding anything to the contrary in Part Two of the Prospectus, the following discussion is limited to investors who own Units of the REIT Growth & Income Trust Series, which Trusts are structured to qualify as regulated investment companies for Federal tax purposes.

Each Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to elect and qualify on a continuing basis for special Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If a Trust so qualifies and timely distributes to Unit holders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unit holders. In addition, to the extent a Trust distributes to Unit holders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax.

In any taxable year of a Trust, the distributions of each Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to the Unit holders, except that, to the extent that distributions to a Unit holder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unit holder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from a Trust will not be eligible for the dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unit holders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by a Trust (and received by the Unit holders) on December 31 of the year such distributions are declared.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Distributions of a Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unit holders as long-term capital gain, regardless of the length of time the Units have been held by a Unit holder. A Unit holder may recognize a taxable gain or loss if the Unit holder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or financial institution. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). However, capital gain realized from assets held more than one year that is considered unrecaptured section 1250 gain is taxed at a maximum marginal stated tax rate of 25%. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. The legislation is generally effective retroactively for amounts properly taken into account on or after January 1, 1998. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

Note, however, that the 1998 Tax Act (and the Taxpayer Relief Act of 1997 (the "1997 Act")) provide that the application of the rules described above in the case of pass-through entities such as the Trusts will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as the Trusts may designate their capital gains dividends as either a 20% rate gain distribution, an unrecaptured section 1250 gain distribution, or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unit holders should consult their own tax advisors as to the tax rate applicable to capital gain dividends. Note that, if a Unit holder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unit holder owns the Units. Distributions in partial liquidation reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities (exclusive of net capital gain) will not be taxable to Unit holders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unit holder's basis in his Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain. The 1997 Act includes other provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisers with regard to any such constructive sales rules.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of a Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual and Unit holders in excess of the distributions received from a Trust.

Each Unit holder of a Trust shall receive an annual statement describing the tax status of the distributions paid by a Trust.

Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors.

As discussed in "Rights of Unit holders-How May Units be Redeemed?" in Part Two of this Prospectus, under certain circumstances a Unit holder who owns at least 2,500 Units may request an In Kind Distribution upon the redemption of Units or the termination of a Trust. Unit holders electing an In Kind Distribution of shares of the Securities should be aware that the exchange is subject to taxation and Unit holders will recognize gain or loss based on the value of the Securities received.

A Unit holder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by that Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisors in this regard.

The Federal tax status of each year's distributions will be reported to Unit holders and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of a Trust and to the tax treatment of distributions by a Trust to United States Unit holders. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisor in this regard.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. (See "Why are Investments in the Trust Suitable for Retirement Plans?" in Part Two of this Prospectus.)

Portfolio. The Trusts consist of different issues of Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

For some individuals, ownership in a group of commercial properties may be difficult to achieve because it can require a substantial capital commitment, and property management may be time-consuming and expensive. An easier way to invest in commercial real estate is to buy shares of publicly-traded companies that own and operate several properties. Essentially, a REIT is a corporation that combines the capital of many investors to acquire real estate. Investors can enjoy the benefits of a diversified portfolio managed by real estate professionals, receive income from rents, and achieve capital appreciation if properties are sold at a profit. In addition, REITs are traded on major stock exchanges, making them highly liquid. The Sponsor believed, as of the Initial Date of Deposit, that the REITs selected for the portfolios offer the potential for attractive returns and stable income.

Most individual REITs specialize in a particular type of property or concentrate in a specific geographic region. Each Trust invests in a diversified portfolio of 25 REITs, which own more than 3,000 real estate properties, including multi-family, office/industrial, recreation, retail, hotels, healthcare facilities, and storage.

Several indicators suggest that real estate is poised to produce attractive returns. Commercial real estate properties currently are producing improving rental incomes and stable occupancy rates. Real estate supply is expected to remain tight as most real estate properties are valued below replacement cost, discouraging new developments. And, lastly, demand for real estate is positive and is expected to track the growth of the nation's economy.

REITs are required by law to distribute 95% of earnings; therefore, dividend payout will likely increase in line with forecasted earnings growth of 10%, on average, over the next five years. In addition, a portion of a REIT's dividend is treated as a non-taxable return of capital for tax purposes. (This means you do not pay taxes on that portion of the income.) Instead, it is used to reduce your cost basis. This portion of income, normally taxed at personal income tax rates, is reclassified into a more favorably taxed, long-term capital gain, which is deferred until shares are sold.

An investment in the Trusts should be made with an understanding of the many factors which may have an adverse impact on the credit quality of the real estate industry. Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which a Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust.

The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than mortgage REITs and the nature of the underlying assets of an equity REIT may be considered more tangible than that of a mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than mortgage REITs.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in a Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in a Trust.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                    Percent of         Percent of
Dollar Amount of Transaction        Offering           Net Amount
at Public Offering Price*           Price              Invested
____________________________        __________         __________
$ 50,000 but less than $100,000     0.25%              0.2506%
$100,000 but less than $250,000     0.50%              0.5025%
$250,000 but less than $500,000     1.00%              1.0101%
$500,000 or more                    2.00%              2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale, in order to obtain the indicated discount.

In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

How May Units be Redeemed? Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. See "Federal Tax Status of Unit Holders."

How May Securities be Removed from a Trust? The Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trusts continue to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. Except as stated under "Portfolio-What are Some Additional Considerations for Investors?" in Part Two of the Prospectus for Failed Obligations, the acquisition by the Trusts of any securities or other property other than the Securities is prohibited.

                    REIT GROWTH & INCOME TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES
     THE FIRST TRUST(REGISTERED TRADEMARK) SPECIAL SITUATIONS TRUST

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated December 31, 1999                           PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the computer and technology industry. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide income and potential capital appreciation by investing a Trust's portfolio in common stocks issued by U.S.-based companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The Sponsor believes the companies selected are best positioned to take advantage of the ongoing technology boom. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

A technological revolution which affects our daily lives is currently spanning the globe. Consider the advancements of the last few years made possible by technology: personal computers; fax machines; cellular phones; online data services; and the convergence of computers and the explosive growth in Internet communications. Corporations continue to invest in technology to enhance their productivity and to stay ahead of the competition.

As American companies discover, innovate, research and develop new technologies, businesses, consumers and governments around the world are waiting to buy the products resulting from their efforts.

In addition, individuals are increasing their spending on technology. Consider the sheer number of personal computers in the home, the proliferation of software for education and entertainment purposes, and the ever-increasing amount of services and information accessible on the Internet.

In general, the Sponsor believes the companies selected for the portfolios have above-average growth prospects for both sales and earnings, established market shares for their products, and lower-than-average debt.

An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Equity Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):


Dollar Amount of                      Percent of          Percent of
Transaction of                        Offering            Net Amount
Public Offering Price                 Price               Invested
_______________                       __________          _________
$ 50,000 but less than 100,000        0.25%               0.2506%
$100,000 but less than 250,000        0.50%               0.5025%
$250,000 but less than 500,000        1.00%               1.0101%
$500,000 or more                      2.00%               2.0408%

Sales will be made to the party making the sale at prices which reflect a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an American Technology Growth Trust and an

American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 62-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES
182 AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

     AMERICAN , certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 28, 2000.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 182
                     AMERICA'S LEADING BRANDS GROWTH TRUST,
                       SERIES 1
                     AMERICAN
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     ByRobert M. Porcellino
                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 28, 2000
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated April 7, 2000 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated April 26, 2000.



                                        ERNST & YOUNG LLP

Chicago, Illinois
April 25, 2000